REGULATORY REQUIREMENT	12 Months Ended
Dec. 31, 2020
REGULATORY REQUIREMENT
REGULATORY REQUIREMENT

18. REGULATORY REQUIREMENT

The Company’s broker-dealer subsidiaries, TBNZ, Marsco, US Tiger Securities and Tiger Brokers SG are subject to capital requirements determined by its respective regulators.

TBNZ, the Company’s New Zealand subsidiary, is subject to New Zealand’s Exchange (“NZX”) capital adequacy requirements under the Section 19, NZX Participant Rules, by which TBNZ’s current financial health is measured by assessing its capital adequacy against the risks it is exposed to. At all times TBNZ must maintain its net capital (described as “net tangible current assets” or “NTCA” under NZX’s rule), at a level equal to, or greater than the net capital requirement (described as “prescribed minimum capital adequacy” or “PMCA”).

Marsco and US Tiger Securities, the Company’s USA subsidiaries, are subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act in the USA, which requires the maintenance of minimum net capital.

Tiger Brokers SG, the Company’s Singapore subsidiary, is subject to the Securities and Futures Regulations 2018 (Amendment) Regulation 2018 under Chapter 289 of Securities and Futures Act in Singapore, which requires the maintenance of minimum net capital.

As of December 31, 2019 and 2020, all of the Company’s broker-dealer subsidiaries met applicable minimum net capital requirements. The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2019 and 2020:

	Net Capital	Requirement	Excess Net Capital
December 31, 2019	US$	US$	US$

TBNZ	26,633,575	17,279,461	9,354,114
Marsco	15,224,882	250,000	14,974,882
US Tiger Securities	4,227,994	100,000	4,127,994
Tiger Brokers SG	1,615,957	823,313	792,644
Total	47,702,408	18,452,774	29,249,634

18. REGULATORY REQUIREMENT (Continued)

	Net Capital	Requirement	Excess Net Capital
December 31, 2020	US$	US$	US$

TBNZ	61,427,613	34,258,411	27,169,202
Marsco	14,546,628	250,000	14,296,628
US Tiger Securities	9,206,613	250,000	8,956,613
Tiger Brokers SG	9,718,825	2,382,717	7,336,108
Total	94,899,679	37,141,128	57,758,551